Consolidated Condensed Statements Of Cash Flows (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Restricted Stock Units, Shares Settled	70,994
Restricted Stock, Shares Issued		200,000	300,000
Restricted Stock Units, Value	$ 0.4
Restricted Stock, Value		2.0	1.8
Restricted stock, shares for tax withholdings on cash basis in treasury	7,789	45,532	26,260
Restricted stock forfeited and returned to treasury			1,000
Capital expenditures	10.5	3.4	7.6
Warrant derivative liability offset amount			$ 15.0